                                                                                                February 5, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

            Re:       Strategic Funds, Inc.

                         File No. 811-03940; 2-88816

-Dreyfus MLP Fund

-International Stock Fund

-Global Stock Fund

-Dreyfus U.S. Equity Fund

-Dreyfus Select Managers Small Cap Value Fund

Dear Sir/Madam:

Transmitted for filing is the Form N-CSR for the above-referenced funds for the annual period ended November 30, 2015.

Please direct any questions or comments to the attention of the undersigned at 412-234-2871.

Sincerely,

                                                                                                /s/ Megan C. Coleman

                                                                                                Megan C. Coleman

                                                                                                Paralegal Supervisor and Senior Associate

Enclosure